ADVANCES TO SUPPLIERS, NET - THIRD PARTIES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
ADVANCES TO SUPPLIERS, NET - THIRD PARTIES
Advances to suppliers - current	¥ 4,559,224	¥ 3,271,284		$ 642,153
Advances to suppliers - non-current	648,377	310,375		$ 91,322
Advances to suppliers, net	5,207,601	3,581,659
Provision for advance to suppliers	0	0	¥ 0
Wrote off balances of advances to suppliers	¥ 0	¥ 0	¥ 6,000